Schedule of Investments (unaudited)
November 30, 2024
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 2.0%
B3 SA - Brasil Bolsa Balcao	46,757	$71,416
Banco do Brasil SA	14,878	60,805
CCR SA	8,740	15,848
Cia. Siderurgica Nacional SA	5,965	10,955
Cosan SA	10,526	17,389
CPFL Energia SA	1,990	10,829
Energisa SA	2,064	13,636
Engie Brasil Energia SA	1,762	11,084
Equatorial Energia SA	10,087	50,847
Hapvida Participacoes e Investimentos SA(a)(b)	42,647	18,712
Klabin SA	7,218	26,104
Localiza Rent a Car SA	7,930	48,449
Natura & Co. Holding SA	7,810	17,575
PRIO SA	6,832	45,295
Raia Drogasil SA	11,175	44,371
Rede D'Or Sao Luiz SA(a)	6,934	30,759
Rumo SA	11,340	36,224
Telefonica Brasil SA	3,568	29,217
TIM SA/Brazil	7,385	19,025
TOTVS SA	4,836	21,934
Ultrapar Participacoes SA	6,166	18,016
		618,490
Chile — 0.3%
Empresas CMPC SA	9,687	15,129
Empresas Copec SA	3,373	21,094
Enel Americas SA	180,704	16,591
Falabella SA(b)	7,568	25,926
Latam Airlines Group SA	1,273,884	17,683
		96,423
China — 29.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	1,300	3,042
AAC Technologies Holdings Inc.	6,500	29,381
Agricultural Bank of China Ltd., Class A	43,400	28,830
Agricultural Bank of China Ltd., Class H	241,000	120,728
Aier Eye Hospital Group Co. Ltd., Class A	4,600	9,375
Air China Ltd., Class A(b)	6,400	7,331
Alibaba Group Holding Ltd.	132,516	1,447,239
Alibaba Health Information Technology Ltd.(b)	48,000	22,765
Angel Yeast Co. Ltd., Class A	500	2,388
Anhui Conch Cement Co. Ltd., Class A	1,900	6,743
Anhui Conch Cement Co. Ltd., Class H	11,000	28,832
Anjoy Foods Group Co. Ltd., Class A	200	2,436
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	2,330
Baidu Inc., Class A(b)	19,750	209,668
BeiGene Ltd.(b)	6,000	100,175
Beijing Enterprises Water Group Ltd.	32,000	8,777
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	700	1,323
Beijing Tong Ren Tang Co. Ltd., Class A	800	4,518
Bilibili Inc., Class Z(b)	2,040	39,109
BOC Aviation Ltd.(a)	1,700	13,143
Bosideng International Holdings Ltd.	34,000	17,753
BYD Co. Ltd., Class A	900	34,399
BYD Co. Ltd., Class H	9,000	296,865
China Construction Bank Corp., Class A	4,600	5,073
China Construction Bank Corp., Class H	832,000	629,041
China Eastern Airlines Corp. Ltd., Class A(b)	9,600	5,418
China Feihe Ltd.(a)	31,000	22,923
China Jushi Co. Ltd., Class A	2,678	4,216
Security	Shares	Value
China (continued)
China Literature Ltd.(a)(b)	3,800	$13,919
China Mengniu Dairy Co. Ltd.	27,000	59,461
China Merchants Bank Co. Ltd., Class A	11,000	55,449
China Merchants Bank Co. Ltd., Class H	33,500	153,551
China Merchants Port Holdings Co. Ltd.	10,000	15,859
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	4,900	8,006
China Minsheng Banking Corp. Ltd., Class A	19,400	10,633
China Minsheng Banking Corp. Ltd., Class H	58,500	22,828
China National Building Material Co. Ltd., Class H	38,000	16,304
China Overseas Land & Investment Ltd.	33,500	57,884
China Resources Gas Group Ltd.	8,200	29,431
China Resources Land Ltd.	28,000	83,703
China Resources Pharmaceutical Group Ltd.(a)	15,500	10,479
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	780	4,869
China Ruyi Holdings Ltd.(b)(c)	52,000	13,740
China Southern Airlines Co. Ltd., Class A(b)	6,500	6,083
China Three Gorges Renewables Group Co. Ltd., Class A	14,800	9,330
China Tourism Group Duty Free Corp. Ltd., Class A	1,000	9,668
China Vanke Co. Ltd., Class A(b)	5,000	5,967
China Vanke Co. Ltd., Class H(b)	18,900	15,721
China Yangtze Power Co. Ltd., Class A	12,600	47,469
Chongqing Zhifei Biological Products Co. Ltd., Class A	1,300	5,313
Chow Tai Fook Jewellery Group Ltd.	16,800	15,501
CITIC Ltd.	50,000	55,894
CMOC Group Ltd., Class A	8,500	8,610
CMOC Group Ltd., Class H	33,000	24,728
CNGR Advanced Material Co. Ltd., Class A	260	1,443
Contemporary Amperex Technology Co. Ltd., Class A	2,240	81,429
CSPC Innovation Pharmaceutical Co. Ltd., Class A	440	1,747
CSPC Pharmaceutical Group Ltd.	71,360	46,695
ENN Energy Holdings Ltd.	7,000	47,576
ENN Natural Gas Co. Ltd., Class A	1,350	3,417
Far East Horizon Ltd.	18,000	12,147
Fosun International Ltd.	22,000	11,964
Ganfeng Lithium Group Co. Ltd., Class A	800	4,661
Geely Automobile Holdings Ltd.	52,000	93,631
GEM Co. Ltd., Class A	3,200	3,062
Genscript Biotech Corp.(b)	10,000	13,953
Goldwind Science & Technology Co. Ltd., Class A	1,100	1,701
Great Wall Motor Co. Ltd., Class A	1,300	4,720
Great Wall Motor Co. Ltd., Class H	19,500	31,584
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	700	2,809
H World Group Ltd., ADR	1,760	56,619
Haier Smart Home Co. Ltd., Class A	3,400	13,364
Haier Smart Home Co. Ltd., Class A	20,800	69,959
Haitian International Holdings Ltd.	6,000	15,308
Hangzhou Tigermed Consulting Co. Ltd., Class A	200	1,795
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	10,000	24,920
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,900	6,437
Huadong Medicine Co. Ltd., Class A	900	4,866
Huatai Securities Co. Ltd., Class A	4,000	9,972
Huatai Securities Co. Ltd., Class H(a)	11,200	19,371
Imeik Technology Development Co. Ltd., Class A	140	4,117
Industrial & Commercial Bank of China Ltd., Class A	32,000	27,185
Industrial & Commercial Bank of China Ltd., Class H	601,000	354,350
Industrial Bank Co. Ltd., Class A	11,100	27,741
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,400	13,471

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
China (continued)
Innovent Biologics Inc.(a)(b)	10,500	$52,365
JD Logistics Inc.(a)(b)	17,000	30,679
JD.com Inc., Class A	21,300	398,161
Jiangsu Eastern Shenghong Co. Ltd., Class A	3,400	4,485
Jiangsu Expressway Co. Ltd., Class H	12,000	12,194
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	3,300	23,190
Jinduicheng Molybdenum Co. Ltd., Class A	1,700	2,481
Juneyao Airlines Co. Ltd., Class A	1,400	2,806
Kanzhun Ltd., ADR	2,328	31,428
KE Holdings Inc., ADR	5,522	104,090
Kingdee International Software Group Co. Ltd.(b)	26,000	29,522
Kingsoft Corp. Ltd.	7,800	31,726
Kuaishou Technology(a)(b)	23,100	144,828
Kuang-Chi Technologies Co. Ltd., Class A	1,200	6,679
Kunlun Energy Co. Ltd.	34,000	32,177
Lenovo Group Ltd.	70,000	82,833
Li Auto Inc., Class A(b)	10,704	126,772
Longfor Group Holdings Ltd.(a)	17,000	24,149
MINISO Group Holding Ltd.	3,368	16,845
NetEase Inc.	16,700	290,735
NIO Inc., Class A(b)(c)	12,581	56,173
Nongfu Spring Co. Ltd., Class H(a)	17,400	74,637
Orient Overseas International Ltd.	1,000	12,822
Orient Securities Co. Ltd., Class A	4,300	6,506
Pharmaron Beijing Co. Ltd., Class A	800	3,064
Pop Mart International Group Ltd.(a)	4,600	53,398
Postal Savings Bank of China Co. Ltd., Class H(a)	70,000	39,867
SF Holding Co. Ltd., Class A	2,600	14,877
Shandong Nanshan Aluminum Co. Ltd., Class A	5,300	2,942
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	21,600	12,494
Shanghai Electric Group Co. Ltd., Class A(b)	6,800	8,038
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	1,000	3,686
Shanghai M&G Stationery Inc., Class A	500	2,308
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	1,500	4,511
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	6,200	10,360
Shanghai Putailai New Energy Technology Co. Ltd., Class A	900	2,485
Shenzhen Inovance Technology Co. Ltd., Class A	650	5,442
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	600	21,718
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	300	2,718
Shenzhou International Group Holdings Ltd.	7,000	54,192
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	900	2,144
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	600	2,719
Sino Biopharmaceutical Ltd.	91,000	38,340
Sinopharm Group Co. Ltd., Class H	12,000	31,456
Sinotruk Hong Kong Ltd.	6,000	16,620
Sungrow Power Supply Co. Ltd., Class A	1,060	11,959
Sunny Optical Technology Group Co. Ltd.	6,100	49,827
Sunwoda Electronic Co. Ltd., Class A	800	2,543
Tencent Holdings Ltd.	29,700	1,533,805
Tianqi Lithium Corp., Class A	700	3,704
Tongcheng Travel Holdings Ltd.	10,800	26,551
Vipshop Holdings Ltd., ADR	2,963	40,919
Want Want China Holdings Ltd.	41,000	23,082
Weichai Power Co. Ltd., Class A	3,300	6,135
Weichai Power Co. Ltd., Class H	17,000	23,573
Western Mining Co. Ltd., Class A	1,300	3,044
WuXi AppTec Co. Ltd., Class A	1,392	9,684
WuXi AppTec Co. Ltd., Class H(a)	2,600	15,835
Security	Shares	Value
China (continued)
Wuxi Biologics Cayman Inc.(a)(b)	30,000	$57,856
Xiamen Tungsten Co. Ltd., Class A	500	1,439
XPeng Inc., Class A(b)	10,800	65,139
Yadea Group Holdings Ltd.(a)	10,000	15,899
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	600	2,926
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,100	5,219
Yum China Holdings Inc.	3,298	153,522
Yunnan Baiyao Group Co. Ltd., Class A	940	7,456
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	2,900	2,345
Yunnan Energy New Material Co. Ltd., Class A	500	2,584
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	300	9,701
Zhejiang Expressway Co. Ltd., Class H	14,840	9,787
Zhejiang Leapmotor Technology Co. Ltd.(a)(b)	4,400	16,089
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,300	4,150
ZTO Express Cayman Inc.	3,582	68,264
		8,980,934
Colombia — 0.1%
Bancolombia SA	2,203	19,281
Interconexion Electrica SA ESP	3,650	13,832
		33,113
Czech Republic — 0.1%
Komercni Banka AS	655	22,346
Moneta Money Bank AS(a)	2,171	11,175
		33,521
Egypt — 0.1%
Commercial International Bank - Egypt (CIB)	19,709	32,352
Greece — 0.6%
Alpha Services and Holdings SA	19,617	30,510
Eurobank Ergasias Services and Holdings SA, Class A	22,501	47,716
Hellenic Telecommunications Organization SA	1,480	23,388
Metlen Energy & Metals SA	938	30,899
National Bank of Greece SA	7,314	51,633
		184,146
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	3,635	24,914
India — 21.3%
ABB India Ltd.	442	38,916
Adani Green Energy Ltd.(b)	1,785	28,056
APL Apollo Tubes Ltd.	1,543	27,765
Ashok Leyland Ltd.	12,677	34,904
Asian Paints Ltd.	3,315	97,385
Astral Ltd.	1,177	24,963
AU Small Finance Bank Ltd.(a)	3,213	22,255
Axis Bank Ltd.	19,768	266,643
Balkrishna Industries Ltd.	676	22,288
Bharti Airtel Ltd.	22,080	426,361
Britannia Industries Ltd.	930	54,397
Cipla Ltd.	4,529	82,351
Colgate-Palmolive India Ltd.	1,172	40,140
Dabur India Ltd.	4,602	28,758
Eicher Motors Ltd.	1,176	67,336
GAIL India Ltd.	19,869	47,102
GMR Airports Infrastructure Ltd.(b)	22,676	22,409
Grasim Industries Ltd.	2,274	70,287
Havells India Ltd.	2,117	43,116
HCL Technologies Ltd.	8,187	179,621
HDFC Bank Ltd.	48,763	1,040,590
Hero MotoCorp Ltd.	1,030	58,175

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Hindalco Industries Ltd.	11,740	$91,442
Hindustan Unilever Ltd.	7,095	209,802
ICICI Prudential Life Insurance Co. Ltd.(a)	3,137	26,020
Indian Hotels Co. Ltd., Class A	7,466	70,296
Info Edge India Ltd.	604	59,131
Infosys Ltd.	28,689	632,726
InterGlobe Aviation Ltd.(a)(b)	1,623	84,314
Kotak Mahindra Bank Ltd.	9,490	198,822
Macrotech Developers Ltd.	2,628	39,070
Mahindra & Mahindra Ltd.	8,055	283,750
Marico Ltd.	4,409	33,713
Max Healthcare Institute Ltd.	6,699	77,847
Nestle India Ltd., NVS	2,897	76,688
NHPC Ltd., NVS	25,607	24,804
PI Industries Ltd.	661	31,855
Pidilite Industries Ltd.	1,332	48,336
Power Grid Corp. of India Ltd.	40,457	157,953
Reliance Industries Ltd.	52,664	808,119
Shree Cement Ltd.	78	24,116
Siemens Ltd.	748	67,146
Sona Blw Precision Forgings Ltd.(a)	3,611	28,784
SRF Ltd.	1,185	31,804
Supreme Industries Ltd.	546	30,091
Suzlon Energy Ltd.(b)	79,273	59,417
Tata Consumer Products Ltd.	5,071	57,677
Thermax Ltd.	365	19,875
Torrent Pharmaceuticals Ltd.	877	34,554
Torrent Power Ltd.	1,430	25,624
Trent Ltd.	1,557	125,496
TVS Motor Co. Ltd.	2,017	58,275
Union Bank of India Ltd.	13,395	19,361
UPL Ltd.	3,931	25,414
Vedanta Ltd.	11,767	63,320
Zomato Ltd.(b)	57,149	190,186
		6,539,646
Indonesia — 1.1%
Amman Mineral Internasional PT(b)	55,100	31,322
Bank Rakyat Indonesia Persero Tbk PT	591,400	159,320
Barito Pacific Tbk PT	202,676	10,947
Chandra Asri Pacific Tbk PT	68,200	29,914
Kalbe Farma Tbk PT	176,300	16,690
Merdeka Copper Gold Tbk PT(b)	86,657	10,106
Telkom Indonesia Persero Tbk PT	426,500	73,130
Unilever Indonesia Tbk PT	63,400	7,467
		338,896
Kuwait — 0.7%
Kuwait Finance House KSCP	88,836	213,205
Malaysia — 2.6%
AMMB Holdings Bhd	20,000	24,254
Axiata Group Bhd	24,800	13,069
CELCOMDIGI Bhd	30,400	24,498
CIMB Group Holdings Bhd(c)	64,000	118,776
Gamuda Bhd	16,900	33,913
IHH Healthcare Bhd	19,000	31,033
Kuala Lumpur Kepong Bhd(c)	4,300	20,209
Malayan Banking Bhd(c)	47,200	108,309
Malaysia Airports Holdings Bhd	7,963	18,989
Maxis Bhd(c)	21,300	16,638
MR DIY Group M Bhd(a)	27,000	11,014
Nestle Malaysia Bhd	600	13,053
Petronas Chemicals Group Bhd(c)	24,000	25,161
Security	Shares	Value
Malaysia (continued)
Petronas Dagangan Bhd(c)	2,700	$11,906
Petronas Gas Bhd(c)	6,800	27,292
PPB Group Bhd	5,700	16,837
Press Metal Aluminium Holdings Bhd(c)	32,600	34,054
Public Bank Bhd	125,200	125,964
QL Resources Bhd(c)	12,750	13,986
RHB Bank Bhd	13,100	19,925
SD Guthrie Bhd(c)	17,400	18,869
Sime Darby Bhd	24,900	12,784
Telekom Malaysia Bhd	10,400	14,885
YTL Corp. Bhd	29,000	13,604
YTL Power International Bhd	21,800	16,717
		785,739
Mexico — 2.6%
America Movil SAB de CV, Series B	159,534	118,633
Arca Continental SAB de CV	4,420	37,569
Cemex SAB de CV, NVS	131,145	73,287
Fibra Uno Administracion SA de CV	26,089	27,294
Fomento Economico Mexicano SAB de CV	15,099	135,019
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,316	62,308
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,511	39,152
Grupo Bimbo SAB de CV, Series A	11,171	33,393
Grupo Financiero Banorte SAB de CV, Class O	22,499	150,943
Wal-Mart de Mexico SAB de CV	45,292	120,526
		798,124
Peru — 0.3%
Credicorp Ltd.	581	107,758
Philippines — 0.2%
Ayala Corp.	2,230	23,296
JG Summit Holdings Inc.	17,800	6,702
PLDT Inc.	650	14,411
SM Investments Corp.	1,890	28,234
		72,643
Poland — 1.1%
Allegro.eu SA (a)(b)	5,031	35,691
Budimex SA	111	12,899
CD Projekt SA	547	22,557
KGHM Polska Miedz SA	1,206	37,923
mBank SA(b)	131	17,161
ORLEN SA	5,054	63,585
Powszechna Kasa Oszczednosci Bank Polski SA	7,571	104,316
Santander Bank Polska SA	350	37,738
		331,870
Qatar — 0.8%
Qatar Fuel QSC	5,338	21,683
Qatar Gas Transport Co. Ltd.	23,428	26,776
Qatar National Bank QPSC	40,002	187,576
		236,035
Russia — 0.0%
Mobile TeleSystems PJSC(b)(d)	18,946	2
Moscow Exchange MICEX-RTS PJSC(b)(d)	30,360	3
PhosAgro PJSC, New(b)(d)	18	—
Polyus PJSC(b)(d)	698	—
		5
Saudi Arabia — 3.0%
ACWA Power Co.	1,263	122,335
Alinma Bank	10,521	77,811
Bank AlBilad	5,275	49,212
Dr Sulaiman Al Habib Medical Services Group Co.	746	53,256
Etihad Etisalat Co.	3,370	49,515

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Saudi Arabia (continued)
Mobile Telecommunications Co. Saudi Arabia	3,924	$10,799
Saudi Arabian Oil Co.(a)	49,915	364,848
Saudi Basic Industries Corp.	7,821	143,434
Saudi Electricity Co.	7,215	31,945
Savola Group (The)(b)	4,756	30,754
		933,909
South Africa — 5.8%
Absa Group Ltd.	7,353	70,403
Anglo American Platinum Ltd.	802	26,734
Aspen Pharmacare Holdings Ltd.	3,249	29,873
Bid Corp. Ltd.	2,900	70,723
Bidvest Group Ltd. (The)	2,896	44,756
Capitec Bank Holdings Ltd.	752	136,485
Clicks Group Ltd.	2,025	44,161
Discovery Ltd.	4,683	50,375
FirstRand Ltd.	43,607	187,102
Gold Fields Ltd.	7,718	110,634
Impala Platinum Holdings Ltd.(b)	7,791	44,368
Kumba Iron Ore Ltd.	571	10,540
MTN Group Ltd.	14,688	65,908
Naspers Ltd., Class N	1,463	330,340
Nedbank Group Ltd.	4,021	64,718
NEPI Rockcastle NV	5,066	39,299
Old Mutual Ltd.	42,535	29,960
Pepkor Holdings Ltd.(a)	20,865	30,984
Sanlam Ltd.	15,573	76,152
Sasol Ltd.	4,985	24,476
Shoprite Holdings Ltd.	4,383	72,193
Sibanye Stillwater Ltd.(b)	24,158	24,243
Standard Bank Group Ltd.	11,594	152,439
Vodacom Group Ltd.	5,410	30,618
Woolworths Holdings Ltd./South Africa	8,080	28,183
		1,795,667
South Korea — 6.8%
Amorepacific Corp.	258	19,387
CJ CheilJedang Corp.	73	13,842
Coway Co. Ltd.	481	22,794
Doosan Bobcat Inc.	448	12,548
Doosan Enerbility Co. Ltd.(b)	3,805	58,101
Hana Financial Group Inc.	2,486	111,480
Hanjin Kal Corp.	201	11,584
HD Hyundai Co. Ltd.	391	21,869
HD Hyundai Electric Co. Ltd.	198	50,309
HMM Co. Ltd.	2,269	29,238
HYBE Co. Ltd.	198	27,740
Hyundai Glovis Co. Ltd.	324	28,647
Kakao Corp.	2,690	77,511
KakaoBank Corp.	1,466	23,559
KB Financial Group Inc.	3,229	223,011
Korea Zinc Co. Ltd.	45	38,302
Korean Air Lines Co. Ltd.	1,613	30,079
Krafton Inc.(b)	245	55,062
Kumho Petrochemical Co. Ltd.	133	9,456
LG Chem Ltd.	425	86,952
LG Corp.	816	43,987
LG Display Co. Ltd.(b)	2,405	16,440
LG Electronics Inc.	918	59,336
LG Energy Solution Ltd.(b)	401	109,924
LG H&H Co. Ltd.	80	17,882
LG Uplus Corp.	1,919	15,970
Lotte Chemical Corp.	161	7,471
Security	Shares	Value
South Korea (continued)
Mirae Asset Securities Co. Ltd.	2,108	$12,975
NAVER Corp.	1,247	185,623
NCSoft Corp.	123	21,015
Netmarble Corp.(a)(b)	260	9,929
POSCO Future M Co. Ltd.	269	33,377
Samsung C&T Corp.	769	65,958
Samsung E&A Co. Ltd.(b)	1,353	17,464
Samsung SDI Co. Ltd.	472	86,381
Shinhan Financial Group Co. Ltd.	3,739	143,268
SK Biopharmaceuticals Co. Ltd.(b)	272	20,240
SK Bioscience Co. Ltd.(b)	254	8,602
SK Inc.	320	31,436
SK Innovation Co. Ltd.(b)	541	44,557
SK Square Co. Ltd.(b)	809	43,286
SK Telecom Co. Ltd.	450	19,810
SKC Co. Ltd.(b)	166	11,880
Woori Financial Group Inc.	5,462	65,582
Yuhan Corp.	479	39,752
		2,083,616
Taiwan — 14.5%
Acer Inc.	24,000	28,123
Airtac International Group	1,000	24,468
AUO Corp.	51,600	24,876
Cathay Financial Holding Co. Ltd.	81,650	166,106
Chailease Holding Co. Ltd.	12,472	45,730
China Airlines Ltd.	24,000	18,499
China Steel Corp.	100,000	65,411
Chunghwa Telecom Co. Ltd.	32,000	121,385
CTBC Financial Holding Co. Ltd.	142,000	164,029
Delta Electronics Inc.	17,000	201,550
E.Sun Financial Holding Co. Ltd.	123,022	102,636
Eva Airways Corp.	23,000	29,548
Evergreen Marine Corp. Taiwan Ltd.	8,800	59,122
Far Eastern New Century Corp.	24,000	24,798
Far EasTone Telecommunications Co. Ltd.	15,000	41,631
First Financial Holding Co. Ltd.	89,739	75,346
Fubon Financial Holding Co. Ltd.	69,393	189,095
Hotai Motor Co. Ltd.	3,100	58,940
Hua Nan Financial Holdings Co. Ltd.	76,536	61,539
Lite-On Technology Corp.	18,000	58,071
MediaTek Inc.	13,000	510,435
Mega Financial Holding Co. Ltd.	101,667	124,712
Nan Ya Plastics Corp.	44,000	52,643
PharmaEssentia Corp.(b)	2,000	35,929
President Chain Store Corp.	5,000	41,673
Shanghai Commercial & Savings Bank Ltd. (The)	35,000	42,423
SinoPac Financial Holdings Co. Ltd.	92,490	66,488
Taishin Financial Holding Co. Ltd.	97,976	51,729
Taiwan Cooperative Financial Holding Co. Ltd.	91,354	70,188
Taiwan High Speed Rail Corp.	14,000	12,208
Taiwan Mobile Co. Ltd.	16,000	55,743
Taiwan Semiconductor Manufacturing Co. Ltd.	49,000	1,526,867
Uni-President Enterprises Corp.	41,000	107,061
United Microelectronics Corp.	95,000	128,884
Voltronic Power Technology Corp.	1,000	56,986
Wan Hai Lines Ltd.	6,260	16,097
		4,460,969
Thailand — 2.5%
Advanced Info Service PCL, NVDR	10,300	85,708
Airports of Thailand PCL, NVDR	37,000	65,680
Bangkok Dusit Medical Services PCL, NVDR	96,800	71,265

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG MSCI EM Leaders ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR	62,200	$13,248
Bumrungrad Hospital PCL, NVDR	5,000	30,394
Central Retail Corp. PCL, NVDR	15,900	15,600
Charoen Pokphand Foods PCL, NVDR	32,200	22,494
CP ALL PCL, NVDR	50,700	90,707
Delta Electronics Thailand PCL, NVDR	26,900	118,716
Gulf Energy Development PCL, NVDR(c)	25,200	44,646
Home Product Center PCL, NVDR	52,300	14,444
Intouch Holdings PCL, NVDR	8,200	22,761
Kasikornbank PCL, NVDR	5,200	22,847
Minor International PCL, NVDR	29,700	23,219
PTT Exploration & Production PCL, NVDR	12,100	45,078
PTT Global Chemical PCL, NVDR	18,600	13,754
PTT Oil & Retail Business PCL, NVDR	26,300	10,833
Siam Cement PCL (The), NVDR	6,800	36,508
Thai Oil PCL, NVDR(c)	10,200	11,245
		759,147
Turkey — 0.7%
Akbank TAS	27,394	48,044
Haci Omer Sabanci Holding AS	8,936	23,309
KOC Holding AS	6,602	38,152
Turk Hava Yollari AO(b)	4,822	39,626
Turkiye Is Bankasi AS, Class C	74,495	29,317
Yapi ve Kredi Bankasi A/S	28,879	24,712
		203,160
United Arab Emirates — 1.9%
Abu Dhabi Commercial Bank PJSC	25,513	69,620
Abu Dhabi Islamic Bank PJSC	12,590	44,765
Aldar Properties PJSC	32,506	66,709
Emaar Properties PJSC	57,089	148,516
Emirates Telecommunications Group Co. PJSC	30,177	136,054
First Abu Dhabi Bank PJSC	38,417	133,877
		599,541
Total Common Stocks — 98.4% (Cost: $26,514,048)		30,263,823
Preferred Stocks
Brazil — 1.3%
Banco Bradesco SA, Preference Shares, NVS	45,976	96,356
Cia Energetica de Minas Gerais, Preference Shares, NVS	15,732	30,670
Cia Paranaense de Energia - Copel, Preference Shares, NVS	8,957	14,455
Gerdau SA, Preference Shares, NVS	12,143	40,929
Itau Unibanco Holding SA, Preference Shares, NVS	41,916	225,645
		408,055
Security	Shares	Value
Chile — 0.2%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	1,221	$46,803
Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	3,917	32,003
South Korea — 0.0%
LG Chem Ltd., Preference Shares, NVS	66	9,018
Total Preferred Stocks — 1.6% (Cost: $500,018)		495,879
Rights
India — 0.0%
UPL Ltd., (Expires 12/24/24, Strike Price INR 360)(b)	491	1,075
Total Rights — 0.0% (Cost: $—)		1,075
Total Long-Term Investments — 100.0% (Cost: $27,014,066)		30,760,777
Short-Term Securities
Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	316,009	316,167
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	200,000	200,000
Total Short-Term Securities — 1.7% (Cost: $516,201)		516,167
Total Investments — 101.7% (Cost: $27,530,267)		31,276,944
Liabilities in Excess of Other Assets — (1.7)%		(518,408)
Net Assets — 100.0%		$30,758,536

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® ESG MSCI EM Leaders ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$136,053	$180,183 (a)	$—	$4	$(73)	$316,167	316,009	$664 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	520,000	—	(320,000)(a)	—	—	200,000	200,000	3,567	—
				$4	$(73)	$516,167		$4,231	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$3,994,307	$26,269,511	$5	$30,263,823
Preferred Stocks	486,861	9,018	—	495,879
Rights	—	1,075	—	1,075
Short-Term Securities
Money Market Funds	516,167	—	—	516,167
	$4,997,335	$26,279,604	$5	$31,276,944

Portfolio Abbreviation
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company